Employee Benefit Plans (Options outstanding) (Details) (USD $)	Dec. 31, 2014
$20.55
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	18,000
Option Price	$ 20.55
$23.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	3,500
Option Price	$ 23.91
$23.03
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	3,500
Option Price	$ 23.03
$24.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,000
Option Price	$ 24.34
$24.61
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	1,000
Option Price	$ 24.61
$24.28
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,000
Option Price	$ 24.28
$23.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	13,000
Option Price	$ 23.49
$22.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,500
Option Price	$ 22.91
$22.91
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options	2,000
Option Price	$ 22.91